SUBSEQUENT EVENTS - GrafTech sale (Details) - Disposal of major subsidiary - GrafTech International Ltd. $ in Millions	2 Months Ended
Mar. 11, 2021 USD ($) transaction shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary	$ 195
Proportion of ownership interest in subsidiary	13.00%
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in entity disposed | shares	50,000,000
Number of transactions | transaction	2
Proceeds from sale of subsidiary	$ 565